Non-financial Assets and Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Lease Liabilities [Abstract]
Current	$ 2,765	$ 3,519
Non-current	8,485	6,317
Lease liabilities included in the statement of financial position	$ 11,250	$ 9,836